Commitments And Contingencies (Details) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended									12 Months Ended		1 Months Ended	0 Months Ended					1 Months Ended		12 Months Ended
	Jun. 19, 2010	Oct. 31, 2010	Sep. 30, 2010	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010	Oct. 31, 2011	May 31, 2011	Dec. 31, 2010	Jul. 31, 2010	Jul. 31, 2006	Jan. 31, 2011 Settlement Agreements [Member]	Jan. 31, 2012 First Condition [Member]	Jan. 31, 2012 Second Condition [Member]	Mar. 31, 2009 Israeli Optionholder Class Actions [Member]	Jun. 18, 2009 SEC Civil Actions [Member]	Apr. 19, 2006 United States District Court, Eastern District of New York [Member]	Apr. 19, 2006 United States District Court, Southern District of New York [Member]	Jan. 31, 2012 Guarantee Obligations [Member]	Jan. 31, 2012 Purchase Commitment [Member]	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2009 Parent Company [Member]	Jan. 31, 2012 Parent Company [Member]
Commitments And Contingencies [Line Items]
Guarantee																			$ 41,200,000
Unconditional purchase obligations																				47,500,000
Unconditional purchase obligation due within one year																				44,500,000
Unconditional purchase obligations due in years two through four																				3,000,000
Forfeiture action against certain accounts											50,000,000
Claims filed															4		2	3
Assessed penalties																0
Aggregate amount to be paid under settlement agreement	165,000,000
Payments to a class action settlement fund				91,300,000					1,000,000	17,900,000
Payment for anticipated opt out credit				92,500,000						21,500,000
Amount holdback in respect of anticipated opt out credit										3,600,000
Class action settlement fund payable in cash or stock							20,000,000	30,000,000
Issuance of shares under settlement agreement																							12,462,236
Issuance of shares under settlement agreement value																							82,500,000
Aggregate expected amount to be received from sale of securities													50,000,000	100,000,000
Additional proceeds to prepay the settlement														50,000,000
Aggregate amount of settlement agreement to be paid to CTI				1,400,000
Cash received from sales and redemptions of auction rate securities				900,000	33,400,000
Amount deposited into the derivative settlement fund				60,000,000
Percentage of outstanding share capital				2.50%
Legal fees and expenses of the plaintiffs		9,400,000																				9,400,000
Insurance proceeds in connection with the settlements of the shareholder derivative actions and the consolidated shareholder class action			16,500,000
Litigation settlement												146,200,000
Fine paid under non-prosecution agreement																							1,200,000
Amount paid for disgorgement and pre-judgment interest																							1,600,000
Agreement to pay plaintiffs																					9,500,000
Litigation settlement, expense				$ 4,880,000	$ (17,500,000)	$ 0																	$ 4,900,000